OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUED LIABILITIES
OTHER PAYABLES AND ACCRUED LIABILITIES

9.OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2021	2022
	RMB	RMB
Salary, welfare and bonus payable	373,286	366,454
Tax payable(1)	218,419	152,598
Advance from customers(2)	41,070	58,630
Others	12,363	55,800
Total	645,138	633,482
(1)	Tax payable mainly included value-added tax, enterprise income tax and individual income tax payable mainly related to the exercise of share-based awards.
(2)	It represents advance payments from customers stored in their own accounts in the Group’s platform, which are refundable and could be used to exchange for the Group’s services.